SHARE-BASED PAYMENTS - Schedule of Shares under Other Share Plans (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lloyds Banking Group executive share plan 2006
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan [Line Items]
Outstanding, period start (in shares)	350,873,627	533,987,527
Granted (in shares)	0	0
Vested (in shares)	(50,703,778)	(39,621,415)
Forfeited (in shares)	(98,741,356)	(144,437,243)
Dividend award (in shares)	966,016	944,758
Outstanding, period end (in shares)	202,394,509	350,873,627
Lloyds Banking Group Long Term Share Plan
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan [Line Items]
Outstanding, period start (in shares)	77,883,068	0
Granted (in shares)	108,513,202	83,456,304
Vested (in shares)	0	0
Forfeited (in shares)	(14,448,527)	(5,573,236)
Dividend award (in shares)	0	0
Outstanding, period end (in shares)	171,947,743	77,883,068